UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7278

        Nuveen Arizona Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
	April 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.4% (1.0% of Total Investments)
$ 875	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$916,326
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 10.7% (7.1% of Total Investments)
1,000	Arizona State University, System Revenue Bonds, Series 2002, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	1,047,180
	Arizona State University, System Revenue Bonds, Series 2005:
2,455	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	AAA	2,624,518
1,500	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	AAA	1,601,100
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	7/13 at 100.00	AAA	1,569,525
	Foundation Project, Series 2003, 5.000%, 7/01/34 – AMBAC Insured

6,455	Total Education and Civic Organizations			6,842,323

	Health Care – 12.2% (8.2% of Total Investments)
675	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	685,517
	Network, Series 2005B, 5.000%, 12/01/37
835	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	848,627
	Network, Series 2007, 5.000%, 12/01/42
550	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	574,178
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
2,150	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	2,262,037
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,390	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,467,256
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
385	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005,	4/15 at 100.00	Baa1	400,685
	5.000%, 4/01/16
515	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	11/10 at 101.00	AA	558,950
	Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A,
	6.375%, 11/15/15
1,055	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	6/08 at 101.00	N/R	1,056,593
	Hospital, Series 1998, 5.500%, 6/01/22

7,555	Total Health Care			7,853,843

	Housing/Multifamily – 1.5% (1.0% of Total Investments)
400	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	6/11 at 102.00	Aaa	420,200
	Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative
	Minimum Tax)
530	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	537,457
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

930	Total Housing/Multifamily			957,657

	Housing/Single Family – 2.7% (1.8% of Total Investments)
1,690	The Industrial Development Authority of The City of Tucson, Arizona, Tax-Exempt Single Family	1/17 at 103.00	Aaa	1,755,504
	Mortgage Revenue Bonds, Series 2007A-1, 5.100%, 7/01/38

	Industrials – 2.1% (1.4% of Total Investments)
1,345	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,	No Opt. Call	BBB	1,346,681
	Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative
	Minimum Tax)

	Tax Obligation/General – 0.6% (0.4% of Total Investments)
330	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.375%, 7/01/28	7/11 at 100.00	BBB	345,698

	Tax Obligation/Limited – 39.4% (26.3% of Total Investments)
	Bullhead City, Arizona, Special Assessment Bonds, Parkway District Improvements, Series 1993:
720	6.100%, 1/01/08	7/07 at 100.00	Baa2	722,203
775	6.100%, 1/01/09	7/07 at 100.00	Baa2	777,372
474	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	522,277
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A:
740	5.000%, 8/01/23 – MBIA Insured	8/16 at 100.00	AAA	789,928
875	5.000%, 8/01/25 – MBIA Insured	8/16 at 100.00	AAA	931,954
1,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006, 5.000%,	8/16 at 100.00	AAA	1,368,397
	8/01/22 – MBIA Insured
575	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/28 –	7/13 at 100.00	AAA	600,536
	AMBAC Insured
1,110	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	Baa1	1,105,527
	4.600%, 1/01/26
3,400	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%,	6/12 at 100.00	Aaa	3,649,491
	6/01/18 – AMBAC Insured
3,400	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 –	7/15 at 100.00	AAA	3,614,063
	FSA Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Lien Excise Tax Revenue Bonds,	7/13 at 100.00	AAA	2,125,700
	Series 2003A, 5.000%, 7/01/21 – MBIA Insured
1,200	Prescott Valley Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds,	1/13 at 100.00	AAA	1,250,064
	Series 2003, 5.000%, 1/01/27 – FGIC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
11,970	0.000%, 7/01/42 – FGIC Insured (UB)	No Opt. Call	AAA	2,509,510
2,875	0.000%, 7/01/43 – AMBAC Insured (UB)	No Opt. Call	AAA	575,920
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB	1,041,340
	Bonds, Series 2002D, 5.125%, 7/01/24
1,610	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	AAA	1,704,475
	Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured
1,350	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	1,461,200
500	Tucson, Arizona, Certificates of Participation, Series 2000, 5.700%, 7/01/20 – MBIA Insured	7/08 at 100.00	AAA	510,995

35,854	Total Tax Obligation/Limited			25,260,952

	U.S. Guaranteed – 42.9% (28.7% of Total Investments) (4)
800	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (4)	874,560
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (4)	1,125,030
	Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)
1,450	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	11/09 at 100.00	Baa3 (4)	1,533,984
	Hospital, Series 1999A, 6.125%, 11/15/22 (Pre-refunded 11/15/09)
1,000	Arizona State University, Certificates of Participation, Series 2002, 5.375%, 7/01/19	7/12 at 100.00	AAA	1,076,880
	(Pre-refunded 7/01/12) – MBIA Insured
	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Series 2003A:
500	5.375%, 7/01/20 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa	545,360
1,000	5.375%, 7/01/21 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa	1,090,720
1,250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/11 at 101.00	A– (4)	1,358,263
	Series 2001A, 5.875%, 5/15/31 (Pre-refunded 5/15/11)
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	AAA	1,520,488
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – MBIA Insured (ETM)
630	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AAA	687,784
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – MBIA Insured
1,525	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,644,286
	Series 2004A, 5.000%, 7/01/21 (Pre-refunded 7/01/14) – FSA Insured
3,000	Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series	1/10 at 101.00	AAA	3,183,180
	1999A, 5.750%, 1/01/25 (Pre-refunded 1/01/10) – MBIA Insured
1,050	Northern Arizona University, System Revenue Bonds, Series 2002, 5.000%, 6/01/34 (Pre-refunded	6/12 at 100.00	AAA	1,113,473
	6/01/12) – FGIC Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/10 at 101.00	AAA	2,155,000
	Series 2000, 6.000%, 7/01/24 (Pre-refunded 7/01/10) – FGIC Insured
	Phoenix Industrial Development Authority, Arizona, Government Office Lease Revenue Bonds,
	Capitol Mall LLC, Series 2000:
700	5.375%, 9/15/22 (Pre-refunded 9/15/10) – AMBAC Insured	9/10 at 100.00	AAA	737,191
2,000	5.500%, 9/15/27 (Pre-refunded 9/15/10) – AMBAC Insured	9/10 at 100.00	AAA	2,114,120
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%,	7/10 at 101.00	BBB+ (4)	1,092,950
	7/01/27 (Pre-refunded 7/01/10)
1,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3 (4)	1,639,395
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
3,215	Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds,	7/10 at 101.00	AA (4)	3,423,460
	Christian Care Project, Series 2000A, 5.625%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured
600	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2000E, 5.000%,	7/10 at 100.00	AAA	623,370
	7/01/18 (Pre-refunded 7/01/10) – FGIC Insured

25,470	Total U.S. Guaranteed			27,539,494

	Utilities – 12.0% (8.0% of Total Investments)
1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,099,080
	Hoover Project, Series 2001, 5.250%, 10/01/15
620	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/07 at 100.50	AAA	637,248
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
2,170	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/27 –	7/15 at 100.00	AAA	2,295,795
	XLCA Insured
530	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	555,249
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System
	Revenue Refunding Bonds, Series 2002A:
2,000	5.125%, 1/01/27	1/12 at 101.00	Aa1	2,100,600
1,000	5.000%, 1/01/31	1/12 at 101.00	Aa1	1,041,980

7,320	Total Utilities			7,729,952

	Water and Sewer – 22.9% (15.3% of Total Investments)
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation,	7/14 at 100.00	AAA	1,058,406
	Series 2004, 5.000%, 7/01/24 – XLCA Insured
3,500	Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien, Series 2003, 5.000%,	7/13 at 100.00	AAA	3,662,223
	7/01/28 – AMBAC Insured
600	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	630,810
	2003, 5.000%, 7/01/23 – MBIA Insured
1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	1,494,693
	Series 2004, 5.000%, 7/01/24 – MBIA Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,562,235
	2002, 5.000%, 7/01/26 – FGIC Insured
3,295	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	3,507,164
	2005, 5.000%, 7/01/23 – MBIA Insured
1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,447,563
	Bonds, Series 2001, 5.500%, 7/01/21 – FGIC Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
600	4.700%, 4/01/22 (WI/DD, Settling 5/15/07)	4/14 at 100.00	N/R	602,442
695	4.900%, 4/01/32 (WI/DD, Settling 5/15/07)	4/17 at 100.00	N/R	698,392

13,860	Total Water and Sewer			14,663,928

$ 101,684	Total Long-Term Investments (cost $91,166,497) – 148.4%			95,212,358

	Short-Term Investments – 1.2% (0.8% of Total Investments)
750	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	750,000
	Obligations, Series 1985, 3.710%, 12/01/15 – MBIA Insured (5)

$ 750	Total Short-Term Investments (cost $750,000)			750,000

	Total Investments (cost $91,916,497) – 149.6%			95,962,358

	Floating Rate Obligations – (3.2)%			(2,054,352)

	Other Assets Less Liabilities – 0.4%			246,421

	Preferred Shares, at Liquidation Value – (46.8)%			(30,000,000)

	Net Assets Applicable to Common Shares – 100%			$64,154,427

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At April 30, 2007, the cost of investments was $89,836,829.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$4,077,319
Depreciation	(7,259)

Net unrealized appreciation (depreciation) of investments	$4,070,060

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 29, 2007

* Print the name and title of each signing officer under his or her signature.